CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Provision for ongoing litigation related to the acquisition of a participation in Usiminas) (Details) - Comphania Siderúrgica Nacional vs. Ternium Investments S.a r.l., Ternium Argentina, & Confab Industrial S.A.
R$ / shares in Units, R$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2024 USD ($)	Oct. 17, 2023 justice	Dec. 31, 2016 decision
Disclosure of contingent liabilities [line items]
Number of justices | justice			2
Contingent liability, attorney fees | R$	R$ 5.0
Number of decisions issued | decision				2
Ternium Investments S.à r.l.
Disclosure of contingent liabilities [line items]
Contingent liability, tender offer litigation	1,875.9	$ 302.9
Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Contingent liability, tender offer litigation	R$ 664.1	$ 107.3
Pending Litigation
Disclosure of contingent liabilities [line items]
Tender offer, percent	80.00%
Tender offer, price per share | R$ / shares	R$ 28.8
Tender offer, number of shares | shares	182,609,851
Ternium Investments S.à r.l. | Pending Litigation
Disclosure of contingent liabilities [line items]
Proportion of shares in tender offer	60.60%
Ternium Argentina S.A. | Pending Litigation
Disclosure of contingent liabilities [line items]
Proportion of shares in tender offer	21.50%